Inventories	9 Months Ended
Sep. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Inventories

4. Inventories

At September 30, 2013 and December 31, 2012, inventories consisted of the following:

	September 30, 2013	December 31, 2012
Finished goods	$646,659	$627,338
Raw materials and purchased components	192,352	171,373
Health care supplies	127,715	154,840
Work in process	86,629	83,258
Inventories	$1,053,355	$1,036,809